Fixed Income SHares Series LD Investment Strategy - Fixed Income SHares Series LD	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Portfolio seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in a diversified portfolio of U.S. and foreign fixed income securities of varying maturities, including (but not limited to): obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-related and other asset-backed securities including collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities; inflation-indexed bonds issued by both U.S. and non-U.S. governments and corporations, including Treasury Inflation Protected Securities (“TIPS”); structured notes, including hybrid or “indexed” securities and event-linked bonds; bank capital and trust preferred securities; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of non-U.S. governments and their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; floating and variable rate debt instruments; and derivative instruments that have economic characteristics similar to the securities referenced above. The average duration of the Portfolio will normally be between zero and five years; however, the duration of the Portfolio will vary based on PIMCO’s forecast for interest rates. The Portfolio’s average duration may vary significantly from time to time, and there is no assurance that the Portfolio’s duration will be within the zero to five year range at any time. The Portfolio may invest in instruments of any maturity or duration. The Portfolio may invest without limit in high yield securities (“junk bonds”) rated below Baa by Moody's Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or, if unrated, determined by PIMCO to be of comparable quality to securities so rated. Subject to the limitations set forth in this prospectus, the Portfolio may invest in foreign (non-U.S.) currencies, securities denominated in foreign (non-U.S.) currencies, U.S. dollar denominated securities of foreign issuers, and securities and instruments of issuers that are economically tied to emerging market countries. The Portfolio may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Certain of these securities issued by U.S. Government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Portfolio may invest without limit in mortgage-related and other asset-backed securities, including mortgage-related and other asset-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Portfolio may invest without limit in derivative instruments, such as options, futures contracts or swap agreements, which may relate to fixed income securities, interest rates, currencies or currency exchange rates, commodities, real estate and other assets, and related indices. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. Although the Portfolio may invest in derivatives of any kind, it expects to invest in futures contracts, swaps and forward foreign currency contracts and to write (sell) put and call options on securities for hedging, risk management or other purposes, including for the purpose or having the effect of creating leverage. The Portfolio may, without limitation, seek to obtain market exposure by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on its investments, plus capital appreciation, if any, generally arising from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Portfolio may also invest in preferred securities. The Portfolio will not change its policy to, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. and foreign fixed income securities of varying maturities unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the Investment Company Act of 1940, as it may be amended or interpreted by the Securities and Exchange Commission (the “SEC”) from time to time (the “1940 Act”).